Postretirement Health Care and Life Insurance Benefits (Details 1) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) years	Dec. 31, 2013 USD ($) years	Dec. 31, 2012 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Estimated prior service cost that will be amortized from accumulated other comprehensive (income) loss			$ (11.4)	$ 1.4	$ (20.1)
Postretirement Health Care and Life Insurance Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of actuarial gains and losses amortized			0.00%
Amortization period - future working lifetime of active employees | years			11.70	11.96
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss (gain) arising during year			$ 115.8	$ (24.3)	(68.3)
Prior service credit arising during year			(18.0)	0.0	(31.9)
Amortization:
Actuarial loss			(14.5)	(24.1)	(32.8)
Prior service (cost) credit			(1.3)	1.7	(2.5)
Settlement related to the Patriot bankruptcy reorganization
Actuarial loss	[1]		0.0	(61.3)	0.0
Prior service cost	[1]		0.0	(1.9)	0.0
Total recorded in other comprehensive loss (income)			$ 82.0	$ (109.9)	$ (135.5)
Scenario, Forecast [Member] | Postretirement Health Care and Life Insurance Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial loss that will be amortized from accumulated other comprehensive (income) loss		$ 24.9
Estimated prior service cost that will be amortized from accumulated other comprehensive (income) loss		$ 6.8

[1]	Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" herein for additional details related to this transaction.